United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/10

Date of Reporting Period:  Six months ended 3/31/10

Item 1.                      Reports to Stockholders

Federated Prudent DollarBear Fund

Successor to the Federated Prudent Global Income Fund Established 2008

(formerly, Federated Prudent Global Income Fund)

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2010

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Year Ended September 30,
		2009[1]	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.80	$12.41	$13.30	$12.30	$11.53	$12.41
Income From Investment Operations:
Net investment income (loss)	(0.04)[2]	0.01[2]	0.18[2]	0.25[2]	0.17[2]	0.12[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.31)	0.85	0.05	1.39	0.68	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	(0.35)	0.86	0.23	1.64	0.85	0.09
Less Distributions:
Distributions from net investment income	—	(0.47)	(0.82)	(0.25)	(0.02)	(0.81)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[3]	(0.00)[3]	(0.30)	(0.39)	(0.06)	(0.12)
Return of capital	—	—	—	—	—	(0.04)
TOTAL DISTRIBUTIONS	(0.00)[3]	(0.47)	(1.12)	(0.64)	(0.08)	(0.97)
Redemption Fees	—	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00 [3]
Net Asset Value, End of Period	$12.45	$12.80	$12.41	$13.30	$12.30	$11.53
Total Return[4]	(2.71)%	7.39%	1.57%	13.68%	7.47%	0.56%
Ratios to Average Net Assets:
Net expenses	1.28%[5]	1.28%[6]	1.26%[6]	1.28%[6]	1.27%[6]	1.31%[6]
Net investment income (loss)	(0.57)%[5]	0.10%	1.32%	1.94%	1.43%	0.97%
Expense waiver/reimbursement[7]	0.00%[5,8]	0.02%	0.00%[8]	0.01%	0.00%[8]	0.00% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$357,414	$385,339	$461,748	$378,266	$346,227	$343,011
Portfolio turnover	24%	171%	76%	102%	57%	232%
Semi-Annual Shareholder Report

1	Prudent Global Income Fund (the “Predecessor Fund”) was reorganized into Federated Prudent DollarBear Fund (the “Fund”) as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.28%, 1.26%, 1.27%, 1.27% and 1.31% for the years ended September 30, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Period Ended 9/30/2009[1]
Net Asset Value, Beginning of Period	$12.73	$11.23
Income From Investment Operations:
Net investment income (loss)	(0.08)[2]	(0.12)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.32)	1.62
TOTAL FROM INVESTMENT OPERATIONS	(0.40)	1.50
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[3]	—
Net Asset Value, End of Period	$12.33	$12.73
Total Return[4]	(3.11)%	13.36%
Ratios to Average Net Assets:
Net expenses	2.03%[5]	2.03%[5,6]
Net investment income (loss)	(1.32)%[5]	(1.18)%[5]
Expense waiver/reimbursement[7]	0.00%[5,8]	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,170	$19,026
Portfolio turnover	24%	171%[9]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for direct brokerage arrangements. The net expense ratio is 2.03% for the period ended September 30, 2009 after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2009.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$972.90	$6.30
Class C Shares	$1,000.00	$968.90	$9.96
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,018.55	$6.44
Class C Shares	$1,000.00	$1,014.81	$10.20
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.28%
Class C Shares	2.03%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At March 31, 2010, the Fund's portfolio composition1 was as follows:

Sector	Percentage of Total Net Assets
Foreign Government Debt Securities	89.9%
Equity Securities — Metals & Minings	3.1%
Closed-End Mutual Fund	1.5%
Cash Equivalents[2]	5.3%
Other Assets and Liabilities — Net[3]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

March 31, 2010 (unaudited)

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS – 3.1%
		Metals & Mining – 3.1%
60,520		Agnico Eagle Mines Ltd.	3,380,992
10,000		Cia de Minas Buenaventura SA, Class B, ADR	309,700
25,000	[1]	Eldorado Gold Corp. Ltd.	302,000
10,000		Goldcorp, Inc., Class A	372,200
10,000		Randgold Resources Ltd., ADR	768,300
100,000		Royal Gold, Inc.	4,621,000
279,375		Yamana Gold, Inc.	2,751,844
		TOTAL COMMON STOCKS (IDENTIFIED COST $7,291,068)	12,506,036
		Governments/Agencies – 89.9%
		Sovereign – 84.4%
2,750,000		Australia, Government of, 5.25%, 8/15/2010	2,531,512
6,469,000	[2]	Australia, Government of, 3.869% - 4.142%, 9/3/2010	5,832,393
10,225,000		Australia, Government of, Local Gov't. Guarantee, Series 10G, 5.50%, 5/14/2010	9,404,234
6,550,000	[2]	Buoni Poliennali Del Tes, 0.565%, 9/15/2010	8,832,075
14,075,000	[2]	Canada, Government of, 0.308% - 0.350%, 4/15/2010	13,856,873
10,770,000	[2]	Canada, Government of, 0.258%, 5/13/2010	10,601,184
18,500,000	[2]	Canada, Government of, 0.404%, 6/10/2010	18,205,647
91,200,000		Denmark, Government of, 4.00%, 11/15/2010	16,827,606
4,675,000		Finland, Government of, Sr. Unsub., 2.75%, 9/15/2010	6,376,487
3,100,000	[2]	Finland, Government of, Treasury Bill, 0.540%, 5/11/2010	4,185,258
1,000,000	[2]	France, Government of, 0.250%, 6/17/2010	1,349,640
6,750,000	[2]	France, Government of, 0.505% - 0.640%, 7/1/2010	9,110,509
5,820,000	[2]	France, Government of, Treasury Bill, 0.355%, 9/9/2010	7,846,927
2,000,000	[2]	German, Government of, Treasury Bill, 0.380% - 0.930%, 4/28/2010	2,700,896
3,200,000	[2]	Germany, Government of, Treasury Bill, 0.500%, 6/30/2010	4,318,840
136,000,000	[2]	Hong Kong, Government of, Treasury Bill, 0.159%, 6/30/2010	17,512,677
6,750,000	[2]	Italy, Government of, 0.639%, 4/30/2010	9,115,250
1,200,000,000	[2]	Japan, Government of, 0.120%, 12/20/2010	12,824,430
940,000,000	[2]	Japan, Government of, 0.130%, 6/10/2010	10,052,239
1,350,000,000		Japan, Government of, Bond, 0.50%, 6/20/2010	14,453,115
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
1,500,000	[2]	Netherlands, Government of, 0.510%, 6/30/2010	2,024,537
1,000,000	[2]	Netherlands, Government of, 0.345%, 8/31/2010	1,348,575
10,950,000	[2]	Netherlands, Government of, 0.525%, 9/30/2010	14,762,262
8,650,000		New Zealand, Government of, 6.00%, 11/15/2011	6,357,188
7,700,000	[2]	New Zealand, Government of, 2.814%, 7/14/2010	5,429,711
114,480,000	[2]	Norwegian, Government of, Treasury Bill, 2.424%, 12/15/2010	18,957,042
28,000,000	[2]	Singapore, Government of, Treasury Bill, 0.601%, 4/8/2010	20,013,750
5,200,000	[2]	Singapore, Government of, Treasury Bill, 0.326%, 5/27/2010	3,715,215
26,750,000		Sweden, Government of, Bond, 5.25%, 3/15/2011	3,867,795
144,130,000	[2]	Swedish, Government of, Treasury Bill, 0.150%, 6/16/2010	19,951,164
14,295,000	[2]	Swedish, Government of, Treasury Bill, 0.230%, 9/15/2010	1,976,763
3,300,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 4/8/2010	3,129,742
7,450,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 5/27/2010	7,055,809
7,100,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 6/17/2010	6,734,159
6,700,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 6/24/2010	6,355,087
4,600,000	[2]	Switzerland, Government of, Treasury Bill, 0.126%, 1/13/2011	4,358,657
10,000,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 4/15/2010	9,484,067
7,250,000	[2]	Switzerland, Government of, Treasury Bill, 0.052%, 8/26/2010	6,878,217
7,225,000	[2]	United Kingdom, Government of, 0.465%, 6/21/2010	10,952,394
2,500,000	[2]	United Kingdom, Government of, 0.440%, 8/9/2010	3,787,138
		TOTAL	343,077,064
		Supranational – 5.5%
57,600,000		European Investment Bank, Sr. Note, 6.00%, 8/6/2010	9,826,948
1,950,000		International Bank Recon & Develop, 5.46%, 9/28/2010	1,795,604
1,000,000,000		KFW, Foreign Gov't. Guarantee, Series INTL, 1.85%, 9/20/2010	10,775,484
		TOTAL	22,398,036
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $370,835,454)	365,475,100
		CLOSED-END MUTUAL FUND – 1.5%
445,000		Central Fund of Canada Ltd. (IDENTIFIED COST $1,998,050)	6,230,000
Semi-Annual Shareholder Report

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		MUTUAL FUND – 5.3%
21,698,834	[3,4]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	21,698,834
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $401,823,406)[5]	405,909,970
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	828,921
		TOTAL NET ASSETS — 100%	$406,738,891
1	Non-income producing security.
2	Discount rate at time of purchase.
3	Affiliated company.
4	7-Day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

    The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$4,621,000	$ —	$ —	$4,621,000
International	7,885,036	—	—	7,885,036
Debt Securities:
Governments/Agencies	—	365,475,100	—	365,475,100
Closed-End Mutual Fund	6,230,000	—	—	6,230,000
Mutual Fund	21,698,834	—	—	21,698,834
TOTAL SECURITIES	$40,434,870	$365,475,100	$ —	$405,909,970
    The following acronym is used throughout this portfolio:
ADR	— American Depositary Receipt
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Assets and Liabilities

  March 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $21,698,834 of investments in an affiliated issuer (Note 5) (identified cost $401,823,406)		$405,909,970
Cash denominated in foreign currencies (identified cost $644,096)		650,339
Income receivable		3,287,714
Receivable for shares sold		706,030
TOTAL ASSETS		410,554,053
Liabilities:
Payable for shares redeemed	$3,520,566
Payable for distribution services fee (Note 5)	35,716
Payable for shareholder services fee (Note 5)	143,473
Accrued expenses	115,407
TOTAL LIABILITIES		3,815,162
Net assets for 32,688,348 shares outstanding		$406,738,891
Net Assets Consist of:
Paid-in capital		$402,029,156
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		4,208,608
Accumulated net realized gain on investments and foreign currency transactions		14,182,285
Distributions in excess of net investment income		(13,681,158)
TOTAL NET ASSETS		$406,738,891
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($357,414,264 ÷ 28,712,404 shares outstanding), $0.001 par value, 250,000,000 shares authorized		$12.45
Offering price per share (100/95.50 of $12.45)		$13.04
Redemption proceeds per share		$12.45
Class C Shares:
Net asset value per share ($26,169,801 ÷ 2,121,994 shares outstanding), $0.001 par value, 250,000,000 shares authorized		$12.33
Offering price per share		$12.33
Redemption proceeds per share (99.00/100 of $12.33)		$12.21
Institutional Shares:
Net asset value per share ($23,154,826 ÷ 1,853,950 shares outstanding), $0.001 par value, 25,000,000 shares authorized		$12.49
Offering price per share		$12.49
Redemption proceeds per share		$12.49
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Operations

  Six Months Ended March 31, 2010 (unaudited)

Investment Income:
Interest			$1,486,681
Dividends (including $745 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $7,664)			37,810
TOTAL INCOME			1,524,491
Expenses:
Investment adviser fee (Note 5)		$1,608,955
Administrative personnel and services fee (Note 5)		166,826
Custodian fees		64,090
Transfer and dividend disbursing agent fees and expenses		251,032
Directors'/Trustees' fees		2,366
Auditing fees		18,074
Legal fees		3,257
Portfolio accounting fees		37,949
Distribution services fee-Class C Shares (Note 5)		95,534
Shareholder services fee-Class A Shares (Note 5)		479,676
Shareholder services fee-Class C Shares (Note 5)		31,870
Account administration fee-Class A Shares		100
Share registration costs		27,432
Printing and postage		33,190
Insurance premiums		2,577
Miscellaneous		1,952
TOTAL EXPENSES		2,824,880
Waiver and Reimbursement (Note 5)
Reimbursement of investment adviser fee	$(2,900)
Waiver of administrative personnel and services fee	(3,571)
TOTAL WAIVER AND REIMBURSEMENT		(6,471)
Net expenses			2,818,409
Net investment income (loss)			(1,293,918)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			15,533,328
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(26,657,265)
Net realized and unrealized loss on investments and foreign currency transactions			(11,123,937)
Change in net assets resulting from operations			$(12,417,855)
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2010	Year Ended 9/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,293,918)	$300,384
Net realized gain (loss) on investments and foreign currency transactions	15,533,328	(11,406,424)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(26,657,265)	36,820,376
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(12,417,855)	25,714,336
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(14,634,649)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(113,358)	(404)
Class C Shares	(8,188)	—
Institutional Shares	(5,205)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(126,751)	(14,635,053)
Share Transactions:
Proceeds from sale of shares	105,027,272	185,553,875
Net asset value of shares issued to shareholders in payment of distributions declared	115,319	13,577,402
Cost of shares redeemed	(108,658,068)	(249,195,615)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,515,477)	(50,064,338)
Redemption Fees	—	35,988
Change in net assets	(16,060,083)	(38,949,067)
Net Assets:
Beginning of period	422,798,974	461,748,041
End of period (including distributions in excess of net investment income of $(13,681,158) and $(12,387,240), respectively)	$406,738,891	$422,798,974
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Notes to Financial Statements

  March 31, 2010 (unaudited)

  1. ORGANIZATION

  Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven diversified portfolios. The financial statements included herein are only those of Federated Prudent DollarBear Fund (the “Fund”), (formerly Federated Prudent Global Income Fund). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek current income and capital appreciation.

  Prudent DollarBear Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

  The Fund commenced offering Class C Shares and Institutional Shares on December 8, 2008.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Semi-Annual Shareholder Report

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration fees, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, the following tax years remain subject to examination by the Fund's major tax jurisdictions, the United States of America (2006 through 2009), the state of Maryland (2006 through 2008) and the Commonwealth of Massachusetts (2009).

  The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

  Semi-Annual Shareholder Report

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,518,798	$70,756,280	12,298,038	$147,355,957
Shares issued to shareholders in payment of distributions declared	8,114	102,969	1,202,535	13,577,402
Shares redeemed	(6,922,716)	(87,750,502)	(20,598,891)	(245,944,355)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,395,804)	$(16,891,253)	(7,098,318)	$(85,010,996)
  Semi-Annual Shareholder Report

	Six Months Ended 3/31/2010		Period Ended 9/30/2009[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,080,877	$13,834,082	1,586,696	$19,189,363
Shares issued to shareholders in payment of distributions declared	608	7,649	—	—
Shares redeemed	(454,419)	(5,701,688)	(91,768)	(1,131,569)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	627,066	$8,140,043	1,494,928	$18,057,794
	Six Months Ended 3/31/2010		Period Ended 9/30/2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,608,723	$20,436,910	1,607,461	$19,008,555
Shares issued to shareholders in payment of distributions declared	370	4,701	—	—
Shares redeemed	(1,192,705)	(15,205,878)	(169,899)	(2,119,691)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	416,388	$5,235,733	1,437,562	$16,888,864
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(352,350)	$(3,515,477)	(4,165,828)	$(50,064,338)
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.

  Redemption Fees

  Prior to December 5, 2008, the Predecessor Fund imposed a 1.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees are recorded by the Predecessor Fund as additions to paid-in capital. For the period from October 1, 2008 to December 5, 2008, the redemption fees for Class A Shares amounted to $35,988.

  4. FEDERAL TAX INFORMATION

  At March 31, 2010, the cost of investments for federal tax purposes was $401,823,406. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $4,086,564. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,572,950 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,486,386.

  Semi-Annual Shareholder Report

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

  Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended March 31, 2010, the Sub-Adviser earned a fee of $458,851.

  Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,571 of its fee.

  Prior to the close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund.

  Semi-Annual Shareholder Report

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2010, FSC retained $87,829 of fees paid by the Fund. For the six months ended March 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

  Prior to the close of business on December 5, 2008, Quasar Distributors, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2010, FSC retained $30,275 in sales charges from the sale of Class A Shares. FSC also retained $28,492 of CDSC relating to redemptions of Class C Shares.

  Prior to the close of business on December 5, 2008, Quasar Distributors, LLC served as distributor of the Predecessor Fund's shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. For the six months ended March 31, 2010, FSSC received $47,469 of fees paid by the Fund.

  Prior to close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

  Semi-Annual Shareholder Report

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.28%, 2.03% and 1.03% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2010, the Adviser reimbursed $2,900. Transactions with affiliated companies during the six months ended March 31, 2010, were as follows:

Affiliates	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2010	Value	Dividend Income
U.S. Treasury Cash Reserves Fund, Institutional Shares	3,958,737	71,445,552	53,705,455	21,698,834	$21,698,834	$745

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2010, were as follows:

Purchases	$40,769,215
Sales	$143,801,457

  7. CONCENTRATION OF RISK

  The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

  Semi-Annual Shareholder Report

  At March 31, 2010, the diversification of countries was as follows:
Country	Percentage of Net Assets
Canada	13.7%
Switzerland	10.8%
Japan	9.2%
Sweden	6.3%
Singapore	5.8%
Norway	4.7%
France	4.5%
Netherlands	4.5%
Australia	4.4%
Germany	4.4%
Italy	4.4%
Hong Kong	4.3%
Denmark	4.1%
United Kingdom	3.8%
New Zealand	2.9%
Finland	2.6%
Supernational	2.4%
Peru	0.1%

  8. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the Fund did not utilize the LOC.

  9. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the program was not utilized.

  10. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual Semi-Annual Shareholder Report fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

  11. Subsequent events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report

  Evaluation and Approval of Advisory
  Contract - May 2009

  Federated Prudent Global Income Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

  During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report

  With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

  Semi-Annual Shareholder Report

  Federated Prudent DollarBear Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 31420C712
  Cusip 31420C696

  40438 (5/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Federated Prudent DollarBear Fund

  (formerly, Federated Prudent Global Income Fund)

  A Portfolio of Federated Income Securities Trust

  SEMI-ANNUAL SHAREHOLDER REPORT

  March 31, 2010

  Institutional Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Period Ended 9/30/2009[1]
Net Asset Value, Beginning of Period	$12.82	$11.23
Income From Investment Operations:
Net investment income (loss)	(0.02)[2]	(0.01)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.31)	1.60
TOTAL FROM INVESTMENT OPERATIONS	(0.33)	1.59
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[3]	—
Net Asset Value, End of Period	$12.49	$12.82
Total Return[4]	(2.55)%	14.16%
Ratios to Average Net Assets:
Net expenses	1.03%[5]	1.03%[5,6]
Net investment income (loss)	(0.32)%[5]	(0.12)%[5]
Expense waiver/reimbursement[7]	0.00%[5,8]	0.03%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,155	$18,434
Portfolio turnover	24%	171%[9]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for direct brokerage arrangements. The net expense ratio is 1.03% for the period ended September 30, 2009, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2009.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Semi-Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$974.50	$5.07
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.80	$5.19
1	Expenses are equal to the Fund's annualized net expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
  Semi-Annual Shareholder Report
  3

  Portfolio of Investments Summary Table (unaudited)

  At March 31, 2010, the Fund's portfolio composition1 was as follows:

Sector	Percentage of Total Net Assets
Foreign Government Debt Securities	89.9%
Equity Securities — Metals & Minings	3.1%
Closed-End Mutual Fund	1.5%
Cash Equivalents[2]	5.3%
Other Assets and Liabilities — Net[3]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Semi-Annual Shareholder Report
  4

  Portfolio of Investments

  March 31, 2010 (unaudited)

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS – 3.1%
		Metals & Mining – 3.1%
60,520		Agnico Eagle Mines Ltd.	3,380,992
10,000		Cia de Minas Buenaventura SA, Class B, ADR	309,700
25,000	[1]	Eldorado Gold Corp. Ltd.	302,000
10,000		Goldcorp, Inc., Class A	372,200
10,000		Randgold Resources Ltd., ADR	768,300
100,000		Royal Gold, Inc.	4,621,000
279,375		Yamana Gold, Inc.	2,751,844
		TOTAL COMMON STOCKS (IDENTIFIED COST $7,291,068)	12,506,036
		Governments/Agencies – 89.9%
		Sovereign – 84.4%
2,750,000		Australia, Government of, 5.25%, 8/15/2010	2,531,512
6,469,000	[2]	Australia, Government of, 3.869% - 4.142%, 9/3/2010	5,832,393
10,225,000		Australia, Government of, Local Gov't. Guarantee, Series 10G, 5.50%, 5/14/2010	9,404,234
6,550,000	[2]	Buoni Poliennali Del Tes, 0.565%, 9/15/2010	8,832,075
14,075,000	[2]	Canada, Government of, 0.308% - 0.350%, 4/15/2010	13,856,873
10,770,000	[2]	Canada, Government of, 0.258%, 5/13/2010	10,601,184
18,500,000	[2]	Canada, Government of, 0.404%, 6/10/2010	18,205,647
91,200,000		Denmark, Government of, 4.00%, 11/15/2010	16,827,606
4,675,000		Finland, Government of, Sr. Unsub., 2.75%, 9/15/2010	6,376,487
3,100,000	[2]	Finland, Government of, Treasury Bill, 0.540%, 5/11/2010	4,185,258
1,000,000	[2]	France, Government of, 0.250%, 6/17/2010	1,349,640
6,750,000	[2]	France, Government of, 0.505% - 0.640%, 7/1/2010	9,110,509
5,820,000	[2]	France, Government of, Treasury Bill, 0.355%, 9/9/2010	7,846,927
2,000,000	[2]	German, Government of, Treasury Bill, 0.380% - 0.930%, 4/28/2010	2,700,896
3,200,000	[2]	Germany, Government of, Treasury Bill, 0.500%, 6/30/2010	4,318,840
136,000,000	[2]	Hong Kong, Government of, Treasury Bill, 0.159%, 6/30/2010	17,512,677
6,750,000	[2]	Italy, Government of, 0.639%, 4/30/2010	9,115,250
1,200,000,000	[2]	Japan, Government of, 0.120%, 12/20/2010	12,824,430
940,000,000	[2]	Japan, Government of, 0.130%, 6/10/2010	10,052,239
1,350,000,000		Japan, Government of, Bond, 0.50%, 6/20/2010	14,453,115
  Semi-Annual Shareholder Report
  5

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
1,500,000	[2]	Netherlands, Government of, 0.510%, 6/30/2010	2,024,537
1,000,000	[2]	Netherlands, Government of, 0.345%, 8/31/2010	1,348,575
10,950,000	[2]	Netherlands, Government of, 0.525%, 9/30/2010	14,762,262
8,650,000		New Zealand, Government of, 6.00%, 11/15/2011	6,357,188
7,700,000	[2]	New Zealand, Government of, 2.814%, 7/14/2010	5,429,711
114,480,000	[2]	Norwegian, Government of, Treasury Bill, 2.424%, 12/15/2010	18,957,042
28,000,000	[2]	Singapore, Government of, Treasury Bill, 0.601%, 4/8/2010	20,013,750
5,200,000	[2]	Singapore, Government of, Treasury Bill, 0.326%, 5/27/2010	3,715,215
26,750,000		Sweden, Government of, Bond, 5.25%, 3/15/2011	3,867,795
144,130,000	[2]	Swedish, Government of, Treasury Bill, 0.150%, 6/16/2010	19,951,164
14,295,000	[2]	Swedish, Government of, Treasury Bill, 0.230%, 9/15/2010	1,976,763
3,300,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 4/8/2010	3,129,742
7,450,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 5/27/2010	7,055,809
7,100,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 6/17/2010	6,734,159
6,700,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 6/24/2010	6,355,087
4,600,000	[2]	Switzerland, Government of, Treasury Bill, 0.126%, 1/13/2011	4,358,657
10,000,000	[2]	Switzerland, Government of, Treasury Bill, 0.00%, 4/15/2010	9,484,067
7,250,000	[2]	Switzerland, Government of, Treasury Bill, 0.052%, 8/26/2010	6,878,217
7,225,000	[2]	United Kingdom, Government of, 0.465%, 6/21/2010	10,952,394
2,500,000	[2]	United Kingdom, Government of, 0.440%, 8/9/2010	3,787,138
		TOTAL	343,077,064
		Supranational – 5.5%
57,600,000		European Investment Bank, Sr. Note, 6.00%, 8/6/2010	9,826,948
1,950,000		International Bank Recon & Develop, 5.46%, 9/28/2010	1,795,604
1,000,000,000		KFW, Foreign Gov't. Guarantee, Series INTL, 1.85%, 9/20/2010	10,775,484
		TOTAL	22,398,036
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $370,835,454)	365,475,100
		CLOSED-END MUTUAL FUND – 1.5%
445,000		Central Fund of Canada Ltd. (IDENTIFIED COST $1,998,050)	6,230,000
  Semi-Annual Shareholder Report
  6

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		MUTUAL FUND – 5.3%
21,698,834	[3,4]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	21,698,834
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $401,823,406)[5]	405,909,970
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	828,921
		TOTAL NET ASSETS — 100%	$406,738,891
1	Non-income producing security.
2	Discount rate at time of purchase.
3	Affiliated company.
4	7-Day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  Semi-Annual Shareholder Report
  7

      The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$4,621,000	$ —	$ —	$4,621,000
International	7,885,036	—	—	7,885,036
Debt Securities:
Governments/Agencies	—	365,475,100	—	365,475,100
Closed-End Mutual Fund	6,230,000	—	—	6,230,000
Mutual Fund	21,698,834	—	—	21,698,834
TOTAL SECURITIES	$40,434,870	$365,475,100	$ —	$405,909,970
      The following acronym is used throughout this portfolio:
ADR	— American Depositary Receipt
      See Notes which are an integral part of the Financial Statements
    Semi-Annual Shareholder Report
    8

    Statement of Assets and Liabilities

    March 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $21,698,834 of investments in an affiliated issuer (Note 5) (identified cost $401,823,406)		$405,909,970
Cash denominated in foreign currencies (identified cost $644,096)		650,339
Income receivable		3,287,714
Receivable for shares sold		706,030
TOTAL ASSETS		410,554,053
Liabilities:
Payable for shares redeemed	$3,520,566
Payable for distribution services fee (Note 5)	35,716
Payable for shareholder services fee (Note 5)	143,473
Accrued expenses	115,407
TOTAL LIABILITIES		3,815,162
Net assets for 32,688,348 shares outstanding		$406,738,891
Net Assets Consist of:
Paid-in capital		$402,029,156
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		4,208,608
Accumulated net realized gain on investments and foreign currency transactions		14,182,285
Distributions in excess of net investment income		(13,681,158)
TOTAL NET ASSETS		$406,738,891
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($357,414,264 ÷ 28,712,404 shares outstanding), $0.001 par value, 250,000,000 shares authorized		$12.45
Offering price per share (100/95.50 of $12.45)		$13.04
Redemption proceeds per share		$12.45
Class C Shares:
Net asset value per share ($26,169,801 ÷ 2,121,994 shares outstanding), $0.001 par value, 250,000,000 shares authorized		$12.33
Offering price per share		$12.33
Redemption proceeds per share (99.00/100 of $12.33)		$12.21
Institutional Shares:
Net asset value per share ($23,154,826 ÷ 1,853,950 shares outstanding), $0.001 par value, 25,000,000 shares authorized		$12.49
Offering price per share		$12.49
Redemption proceeds per share		$12.49
      See Notes which are an integral part of the Financial Statements
    Semi-Annual Shareholder Report
    9

    Statement of Operations

    Six Months Ended March 31, 2010 (unaudited)

Investment Income:
Interest			$1,486,681
Dividends (including $745 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $7,664)			37,810
TOTAL INCOME			1,524,491
Expenses:
Investment adviser fee (Note 5)		$1,608,955
Administrative personnel and services fee (Note 5)		166,826
Custodian fees		64,090
Transfer and dividend disbursing agent fees and expenses		251,032
Directors'/Trustees' fees		2,366
Auditing fees		18,074
Legal fees		3,257
Portfolio accounting fees		37,949
Distribution services fee-Class C Shares (Note 5)		95,534
Shareholder services fee-Class A Shares (Note 5)		479,676
Shareholder services fee-Class C Shares (Note 5)		31,870
Account administration fee-Class A Shares		100
Share registration costs		27,432
Printing and postage		33,190
Insurance premiums		2,577
Miscellaneous		1,952
TOTAL EXPENSES		2,824,880
Waiver and Reimbursement (Note 5)
Reimbursement of investment adviser fee	$(2,900)
Waiver of administrative personnel and services fee	(3,571)
TOTAL WAIVER AND REIMBURSEMENT		(6,471)
Net expenses			2,818,409
Net investment income (loss)			(1,293,918)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			15,533,328
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(26,657,265)
Net realized and unrealized loss on investments and foreign currency transactions			(11,123,937)
Change in net assets resulting from operations			$(12,417,855)
      See Notes which are an integral part of the Financial Statements
    Semi-Annual Shareholder Report
    10

    Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2010	Year Ended 9/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,293,918)	$300,384
Net realized gain (loss) on investments and foreign currency transactions	15,533,328	(11,406,424)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(26,657,265)	36,820,376
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(12,417,855)	25,714,336
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(14,634,649)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(113,358)	(404)
Class C Shares	(8,188)	—
Institutional Shares	(5,205)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(126,751)	(14,635,053)
Share Transactions:
Proceeds from sale of shares	105,027,272	185,553,875
Net asset value of shares issued to shareholders in payment of distributions declared	115,319	13,577,402
Cost of shares redeemed	(108,658,068)	(249,195,615)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,515,477)	(50,064,338)
Redemption Fees	—	35,988
Change in net assets	(16,060,083)	(38,949,067)
Net Assets:
Beginning of period	422,798,974	461,748,041
End of period (including distributions in excess of net investment income of $(13,681,158) and $(12,387,240), respectively)	$406,738,891	$422,798,974
      See Notes which are an integral part of the Financial Statements
    Semi-Annual Shareholder Report
    11

    Notes to Financial Statements

    March 31, 2010 (unaudited)

    1. ORGANIZATION

    Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven diversified portfolios. The financial statements included herein are only those of Federated Prudent DollarBear Fund (the “Fund”), (formerly Federated Prudent Global Income Fund). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to seek current income and capital appreciation.

    Prudent DollarBear Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

    The Fund commenced offering Class C Shares and Institutional Shares on December 8, 2008.

    2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

    Investment Valuation

    In calculating its net asset value (NAV), the Fund generally values investments as follows:

      Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
      Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
      Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
      Shares of other mutual funds are valued based upon their reported NAVs.
      Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
      Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

    If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

    Semi-Annual Shareholder Report
    12

    Fair Valuation and Significant Events Procedures

    The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

    The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

      With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
      With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
      Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
      Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

    The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    Repurchase Agreements

    It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report
    13

    monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

    The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

    The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

    Investment Income, Gains and Losses, Expenses and Distributions

    Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration fees, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    Premium and Discount Amortization

    All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

    Federal Taxes

    It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, the following tax years remain subject to examination by the Fund's major tax jurisdictions, the United States of America (2006 through 2009), the state of Maryland (2006 through 2008) and the Commonwealth of Massachusetts (2009).

    The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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    When-Issued and Delayed Delivery Transactions

    The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

    Foreign Currency Translation

    The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

    Other

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    3. SHARES OF BENEFICIAL INTEREST

    The following tables summarize share activity:

	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,518,798	$70,756,280	12,298,038	$147,355,957
Shares issued to shareholders in payment of distributions declared	8,114	102,969	1,202,535	13,577,402
Shares redeemed	(6,922,716)	(87,750,502)	(20,598,891)	(245,944,355)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,395,804)	$(16,891,253)	(7,098,318)	$(85,010,996)
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    15

	Six Months Ended 3/31/2010		Period Ended 9/30/2009[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,080,877	$13,834,082	1,586,696	$19,189,363
Shares issued to shareholders in payment of distributions declared	608	7,649	—	—
Shares redeemed	(454,419)	(5,701,688)	(91,768)	(1,131,569)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	627,066	$8,140,043	1,494,928	$18,057,794
	Six Months Ended 3/31/2010		Period Ended 9/30/2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,608,723	$20,436,910	1,607,461	$19,008,555
Shares issued to shareholders in payment of distributions declared	370	4,701	—	—
Shares redeemed	(1,192,705)	(15,205,878)	(169,899)	(2,119,691)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	416,388	$5,235,733	1,437,562	$16,888,864
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(352,350)	$(3,515,477)	(4,165,828)	$(50,064,338)
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.

    Redemption Fees

    Prior to December 5, 2008, the Predecessor Fund imposed a 1.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees are recorded by the Predecessor Fund as additions to paid-in capital. For the period from October 1, 2008 to December 5, 2008, the redemption fees for Class A Shares amounted to $35,988.

    4. FEDERAL TAX INFORMATION

    At March 31, 2010, the cost of investments for federal tax purposes was $401,823,406. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $4,086,564. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,572,950 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,486,386.

    Semi-Annual Shareholder Report
    16

    5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Adviser Fee

    Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

    Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended March 31, 2010, the Sub-Adviser earned a fee of $458,851.

    Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization.

    Administrative Fee

    Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

    The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,571 of its fee.

    Prior to the close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund.

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    Distribution Services Fee

    The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

    Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2010, FSC retained $87,829 of fees paid by the Fund. For the six months ended March 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

    Prior to the close of business on December 5, 2008, Quasar Distributors, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares.

    Sales Charges

    Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2010, FSC retained $30,275 in sales charges from the sale of Class A Shares. FSC also retained $28,492 of CDSC relating to redemptions of Class C Shares.

    Prior to the close of business on December 5, 2008, Quasar Distributors, LLC served as distributor of the Predecessor Fund's shares.

    Shareholder Services Fee

    The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. For the six months ended March 31, 2010, FSSC received $47,469 of fees paid by the Fund.

    Prior to close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

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    18

    Expense Limitation

    The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.28%, 2.03% and 1.03% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

    General

    Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

    Transactions with Affiliated Companies

    Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2010, the Adviser reimbursed $2,900. Transactions with affiliated companies during the six months ended March 31, 2010, were as follows:

Affiliates	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2010	Value	Dividend Income
U.S. Treasury Cash Reserves Fund, Institutional Shares	3,958,737	71,445,552	53,705,455	21,698,834	$21,698,834	$745

    6. Investment TRANSACTIONS

    Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2010, were as follows:

Purchases	$40,769,215
Sales	$143,801,457

    7. CONCENTRATION OF RISK

    The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

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    19

    At March 31, 2010, the diversification of countries was as follows:
Country	Percentage of Net Assets
Canada	13.7%
Switzerland	10.8%
Japan	9.2%
Sweden	6.3%
Singapore	5.8%
Norway	4.7%
France	4.5%
Netherlands	4.5%
Australia	4.4%
Germany	4.4%
Italy	4.4%
Hong Kong	4.3%
Denmark	4.1%
United Kingdom	3.8%
New Zealand	2.9%
Finland	2.6%
Supernational	2.4%
Peru	0.1%

    8. LINE OF CREDIT

    The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the Fund did not utilize the LOC.

    9. INTERFUND LENDING

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the program was not utilized.

    10. Legal Proceedings

    Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual Semi-Annual Shareholder Report
    20

    fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

    11. Subsequent events

    Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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    21

    Evaluation and Approval of Advisory
    Contract - May 2009

    Federated Prudent Global Income Fund (the “Fund”)

    The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

    In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

    During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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    22

    The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report
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    With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

    The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

    For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

    The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
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    reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

    Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

    The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

    The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

    It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

    The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
    25

    circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

    In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

    The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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    26

    Voting Proxies on Fund Portfolio Securities

    A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

    Quarterly Portfolio Schedule

    The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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    27

    Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

    This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

    IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

    Semi-Annual Shareholder Report
    28

    Federated Prudent DollarBear Fund
    Federated Investors Funds
    4000 Ericsson Drive
    Warrendale, PA 15086-7561

    Contact us at FederatedInvestors.com
    or call 1-800-341-7400.

    Federated Securities Corp., Distributor

    Cusip 31420C688

    40439 (5/10)

    Federated is a registered mark of Federated Investors, Inc.
    2010 Federated Investors, Inc.

    Item 2.                      Code of Ethics

    Not Applicable

    Item 3.                      Audit Committee Financial Expert

    Not Applicable

    Item 4.                      Principal Accountant Fees and Services

    Not Applicable

    Item 5.                      Audit Committee of Listed Registrants

    Not Applicable

    Item 6.                      Schedule of Investments

    Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

    Item 10.                      Submission of Matters to a Vote of Security Holders

    Not Applicable

    Item 11.                                Controls and Procedures

    (a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

    (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

    Item 12.                                Exhibits

    SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 17, 2010

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	May 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 17, 2010